Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	AngloGold Ashanti Limited
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31